Schedule of Investments (unaudited)
June 30, 2025
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Boeing Co. (The)(a)	27,581	$ 5,779,047
General Dynamics Corp.	9,618	2,805,186
General Electric Co.	40,023	10,301,520
Lockheed Martin Corp.	7,949	3,681,500
Northrop Grumman Corp.	5,161	2,580,397
RTX Corp.	50,921	7,435,484
TransDigm Group, Inc.	2,104	3,199,426
		35,782,560
Air Freight & Logistics — 0.3%
FedEx Corp.	8,285	1,883,263
United Parcel Service, Inc., Class B	27,973	2,823,595
		4,706,858
Automobiles — 2.1%
General Motors Co.	36,778	1,809,846
Tesla, Inc.(a)	107,058	34,008,044
		35,817,890
Banks — 4.0%
Bank of America Corp.	261,038	12,352,318
Citigroup, Inc.	70,506	6,001,471
JPMorgan Chase & Co.	105,704	30,644,647
NU Holdings Ltd., Class A(a)	121,518	1,667,227
PNC Financial Services Group, Inc. (The)	15,039	2,803,570
Truist Financial Corp.	49,864	2,143,653
U.S. Bancorp	59,344	2,685,316
Wells Fargo & Co.	124,031	9,937,364
		68,235,566
Beverages — 1.2%
Coca-Cola Co. (The)	148,013	10,471,920
Keurig Dr. Pepper, Inc.	49,289	1,629,494
Monster Beverage Corp.(a)	26,550	1,663,092
PepsiCo, Inc.	52,155	6,886,546
		20,651,052
Biotechnology — 1.7%
AbbVie, Inc.	67,427	12,515,800
Amgen, Inc.	20,472	5,715,987
Gilead Sciences, Inc.	47,400	5,255,238
Regeneron Pharmaceuticals, Inc.	3,969	2,083,725
Vertex Pharmaceuticals, Inc.(a)	9,788	4,357,617
		29,928,367
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	365,103	80,099,947
Building Products — 0.5%
Carrier Global Corp.	30,654	2,243,566
Johnson Controls International PLC	25,127	2,653,914
Trane Technologies PLC	8,485	3,711,424
		8,608,904
Capital Markets — 3.0%
BlackRock, Inc.(b)	5,806	6,091,946
Blackstone, Inc., Class A, NVS	27,857	4,166,850
Brookfield Asset Management Ltd., Class A(c)	14,553	804,490
Charles Schwab Corp. (The)	64,955	5,926,494
CME Group, Inc., Class A	13,688	3,772,687
Goldman Sachs Group, Inc. (The)	11,564	8,184,421
Interactive Brokers Group, Inc., Class A	16,120	893,209
Intercontinental Exchange, Inc.	21,685	3,978,547
KKR & Co., Inc., Class A	25,824	3,435,367
Moody’s Corp.	5,916	2,967,406
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	43,834	$ 6,174,457
S&P Global, Inc.	11,687	6,162,438
		52,558,312
Chemicals — 0.9%
Air Products & Chemicals, Inc.	8,450	2,383,407
Ecolab, Inc.	9,497	2,558,872
Linde PLC	17,873	8,385,654
Sherwin-Williams Co. (The)	8,878	3,048,350
		16,376,283
Commercial Services & Supplies — 0.6%
Cintas Corp.	13,085	2,916,254
Copart, Inc.(a)	33,425	1,640,165
Republic Services, Inc.	7,710	1,901,363
Waste Management, Inc.	14,080	3,221,785
		9,679,567
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	39,263	4,016,998
Cisco Systems, Inc.	151,489	10,510,307
Motorola Solutions, Inc.	6,307	2,651,841
		17,179,146
Construction Materials — 0.1%
CRH PLC	25,813	2,369,633
Consumer Finance — 0.7%
American Express Co.	20,905	6,668,277
Capital One Financial Corp.	23,924	5,090,070
		11,758,347
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	16,894	16,724,047
Target Corp.	17,299	1,706,546
Walmart, Inc.	165,590	16,191,390
		34,621,983
Diversified Telecommunication Services — 0.9%
AT&T Inc.	266,986	7,726,575
Verizon Communications, Inc.	160,748	6,955,566
		14,682,141
Electric Utilities — 1.1%
American Electric Power Co., Inc.	20,460	2,122,930
Constellation Energy Corp.	11,921	3,847,622
Duke Energy Corp.	29,641	3,497,638
NextEra Energy, Inc.	78,488	5,448,637
Southern Co. (The)	41,958	3,853,003
		18,769,830
Electrical Equipment — 0.8%
Eaton Corp. PLC	14,916	5,324,863
Emerson Electric Co.	21,451	2,860,062
GE Vernova, Inc.	10,405	5,505,805
		13,690,730
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	45,892	4,531,835
Energy Equipment & Services — 0.1%
Schlumberger NV	51,773	1,749,927
Entertainment — 2.0%
Netflix, Inc.(a)	16,130	21,600,167
Spotify Technology SA(a)	5,855	4,492,776
Walt Disney Co. (The)	68,926	8,547,513
		34,640,456

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 4.8%
Apollo Global Management, Inc.	15,691	$ 2,226,082
Berkshire Hathaway, Inc., Class B(a)	70,199	34,100,568
Fiserv, Inc.(a)	20,999	3,620,438
Mastercard, Inc., Class A	30,965	17,400,472
PayPal Holdings, Inc.(a)	37,062	2,754,448
Visa, Inc., Class A	64,826	23,016,471
		83,118,479
Food Products — 0.2%
Mondelez International, Inc., Class A	49,311	3,325,534
Ground Transportation — 1.0%
CSX Corp.	71,445	2,331,250
Norfolk Southern Corp.	8,587	2,198,015
Uber Technologies, Inc.(a)	76,627	7,149,299
Union Pacific Corp.	22,762	5,237,081
		16,915,645
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	65,905	8,963,739
Becton Dickinson & Co.	10,887	1,875,286
Boston Scientific Corp.(a)	56,304	6,047,613
Edwards Lifesciences Corp.(a)	21,905	1,713,190
Intuitive Surgical, Inc.(a)	13,555	7,365,923
Medtronic PLC	48,809	4,254,680
Stryker Corp.	13,100	5,182,753
		35,403,184
Health Care Providers & Services — 1.6%
Cigna Group (The)	10,184	3,366,627
CVS Health Corp.	47,669	3,288,208
Elevance Health, Inc.	8,607	3,347,779
HCA Healthcare, Inc.	6,656	2,549,913
McKesson Corp.	4,777	3,500,490
UnitedHealth Group, Inc.	34,634	10,804,769
		26,857,786
Health Care REITs — 0.2%
Welltower, Inc.	24,936	3,833,411
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	16,186	2,142,055
Booking Holdings, Inc.	1,238	7,167,079
Chipotle Mexican Grill, Inc.(a)	51,053	2,866,626
DoorDash, Inc., Class A(a)	13,656	3,366,341
Marriott International, Inc., Class A	8,695	2,375,561
McDonald’s Corp.	27,208	7,949,361
Starbucks Corp.	43,290	3,966,663
		29,833,686
Household Products — 1.1%
Colgate-Palmolive Co.	30,598	2,781,358
Kimberly-Clark Corp.	12,725	1,640,507
Procter & Gamble Co. (The)	89,399	14,243,049
		18,664,914
Industrial Conglomerates — 0.5%
3M Co.	20,508	3,122,138
Honeywell International, Inc.	24,501	5,705,793
		8,827,931
Industrial REITs — 0.2%
Prologis, Inc.	35,304	3,711,156
Insurance — 1.6%
Aflac, Inc.	18,540	1,955,228
American International Group, Inc.	22,212	1,901,125
Aon PLC, Class A	7,991	2,850,869
Security	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Co.	9,652	$ 3,089,798
Chubb Ltd.	14,165	4,103,884
Marsh & McLennan Cos., Inc.	18,784	4,106,934
MetLife, Inc.	21,412	1,721,953
Progressive Corp. (The)	22,303	5,951,779
Travelers Cos., Inc. (The)	8,604	2,301,914
		27,983,484
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	221,240	38,989,125
Alphabet, Inc., Class C, NVS	180,143	31,955,567
Meta Platforms, Inc., Class A	83,101	61,336,017
		132,280,709
IT Services — 1.2%
Accenture PLC, Class A	23,826	7,121,353
International Business Machines Corp.	35,412	10,438,749
Snowflake, Inc., Class A(a)	11,896	2,661,968
		20,222,070
Life Sciences Tools & Services — 0.6%
Danaher Corp.	24,282	4,796,666
Thermo Fisher Scientific, Inc.	14,373	5,827,677
		10,624,343
Machinery — 1.1%
Caterpillar, Inc.	17,623	6,841,425
Deere & Co.	9,299	4,728,448
Illinois Tool Works, Inc.	11,133	2,752,634
PACCAR, Inc.	19,714	1,874,013
Parker-Hannifin Corp.	4,906	3,426,694
		19,623,214
Media — 0.3%
Comcast Corp., Class A	140,964	5,031,005
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	54,437	2,359,844
Newmont Corp.	42,369	2,468,418
Southern Copper Corp.	3,110	314,639
		5,142,901
Multi-Utilities — 0.2%
Dominion Energy, Inc.	32,482	1,835,883
Sempra	24,844	1,882,430
		3,718,313
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	62,080	8,889,235
ConocoPhillips	48,180	4,323,673
EOG Resources, Inc.	21,019	2,514,083
Exxon Mobil Corp.	164,927	17,779,131
Williams Cos., Inc. (The)	46,353	2,911,432
		36,417,554
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	77,483	3,586,688
Eli Lilly & Co.	30,492	23,769,429
Johnson & Johnson	91,591	13,990,525
Merck & Co., Inc.	95,899	7,591,365
Pfizer, Inc.	216,222	5,241,221
Zoetis, Inc., Class A	16,984	2,648,655
		56,827,883
Professional Services — 0.3%
Automatic Data Processing, Inc.	15,509	4,782,976
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc.(a)	61,294	8,697,619

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	18,883	$ 4,494,532
Applied Materials, Inc.	30,906	5,657,961
Broadcom, Inc.	175,776	48,452,654
Intel Corp.	166,490	3,729,376
KLA Corp.	5,065	4,536,923
Lam Research Corp.	48,666	4,737,149
Marvell Technology, Inc.	32,843	2,542,048
Micron Technology, Inc.	42,526	5,241,330
NVIDIA Corp.	890,781	140,734,490
QUALCOMM, Inc.	41,841	6,663,598
Texas Instruments, Inc.	34,591	7,181,783
		242,669,463
Software — 13.4%
Adobe, Inc.(a)	16,198	6,266,682
AppLovin Corp., Class A(a)	9,074	3,176,626
Atlassian Corp., Class A(a)	6,205	1,260,174
Autodesk, Inc.(a)	8,109	2,510,303
Cadence Design Systems, Inc.(a)	10,385	3,200,138
Crowdstrike Holdings, Inc., Class A(a)	9,296	4,734,546
Fortinet, Inc.(a)	24,206	2,559,058
Intuit, Inc.	10,392	8,185,051
Microsoft Corp.	282,276	140,406,905
MicroStrategy, Inc., Class A(a)	9,507	3,843,015
Oracle Corp.	63,022	13,778,500
Palantir Technologies, Inc., Class A(a)	83,137	11,333,236
Palo Alto Networks, Inc.(a)	25,001	5,116,205
Roper Technologies, Inc.	4,079	2,312,140
Salesforce, Inc.	35,535	9,690,039
ServiceNow, Inc.(a)	7,878	8,099,214
Synopsys, Inc.(a)	5,874	3,011,482
Workday, Inc., Class A(a)	8,189	1,965,360
		231,448,674
Specialized REITs — 0.5%
American Tower Corp.	17,803	3,934,819
Equinix, Inc.	3,720	2,959,148
Public Storage	6,009	1,763,161
		8,657,128
Specialty Retail — 1.7%
AutoZone, Inc.(a)	636	2,360,978
Home Depot, Inc. (The)	37,895	13,893,823
Security	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	21,332	$ 4,732,931
O’Reilly Automotive, Inc.(a)	32,436	2,923,457
TJX Cos., Inc. (The)	42,572	5,257,216
		29,168,405
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	561,055	115,111,655
Dell Technologies, Inc., Class C	12,102	1,483,705
		116,595,360
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	44,037	3,128,388
Tobacco — 0.8%
Altria Group, Inc.	64,204	3,764,280
Philip Morris International, Inc.	59,298	10,799,945
		14,564,225
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	17,284	4,118,086
Total Long-Term Investments — 99.8% (Cost: $1,324,064,458)		1,719,935,241
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(b)(d)(e)	810,072	810,396
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(d)	3,347,635	3,347,635
Total Short-Term Securities — 0.2% (Cost: $4,158,031)		4,158,031
Total Investments — 100.0% (Cost: $1,328,222,489)		1,724,093,272
Liabilities in Excess of Other Assets — (0.0)%		(126,104)
Net Assets — 100.0%		$ 1,723,967,168

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,423,547	$ —	$ (4,611,984)(a)	$ (1,167)	$ —	$ 810,396	810,072	$ 953 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,601	1,017,034 (a)	—	—	—	3,347,635	3,347,635	21,407	—
BlackRock, Inc.	5,441,314	376,185	(316,362)	87,289	503,520	6,091,946	5,806	29,301	—
				$ 86,122	$ 503,520	$ 10,249,977		$ 51,661	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	12	09/19/25	$ 3,752	$ 59,959
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,719,935,241	$ —	$ —	$ 1,719,935,241
Short-Term Securities
Money Market Funds	4,158,031	—	—	4,158,031
	$ 1,724,093,272	$ —	$ —	$ 1,724,093,272
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 59,959	$ —	$ —	$ 59,959

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust